UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

Eaton Vance

Stock Fund

September 30, 2016 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $100,029,632 and the Fund owned 17.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 4.9%
Hexcel Corp.	67,571	$2,993,395
Raytheon Co.	92,115	12,539,615
United Technologies Corp.	130,542	13,263,067

		$28,796,077

Banks — 6.3%
First Republic Bank	47,894	$3,693,107
JPMorgan Chase & Co.	218,000	14,516,620
U.S. Bancorp	288,290	12,364,758
Wells Fargo & Co.	141,590	6,269,605

		$36,844,090

Beverages — 2.3%
PepsiCo, Inc.	122,710	$13,347,167

		$13,347,167

Biotechnology — 3.3%
Biogen, Inc.(1)	7,263	$2,273,537
Celgene Corp.(1)	24,208	2,530,462
Gilead Sciences, Inc.	141,804	11,219,532
Incyte Corp.(1)	16,181	1,525,707
Vertex Pharmaceuticals, Inc.(1)	21,768	1,898,387

		$19,447,625

Chemicals — 1.4%
Monsanto Co.	27,550	$2,815,610
RPM International, Inc.	101,989	5,478,849

		$8,294,459

Containers & Packaging — 1.5%
International Paper Co.	187,034	$8,973,891

		$8,973,891

Distributors — 1.0%
LKQ Corp.(1)	173,000	$6,134,580

		$6,134,580

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	59,385	$8,579,351

		$8,579,351

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	299,533	$15,569,725

		$15,569,725

Electric Utilities — 1.8%
NextEra Energy, Inc.	85,995	$10,518,908

		$10,518,908

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	81,917	$6,441,953

		$6,441,953

Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	190,726	$12,269,404
Federal Realty Investment Trust	39,553	6,088,393

		$18,357,797

1

Security	Shares	Value
Food & Staples Retailing — 2.0%
Kroger Co. (The)	297,961	$8,843,482
Sprouts Farmers Market, Inc.(1)	141,150	2,914,748

		$11,758,230

Food Products — 2.7%
Blue Buffalo Pet Products, Inc.(1)	173,584	$4,124,356
Pinnacle Foods, Inc.	230,377	11,558,014

		$15,682,370

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	97,375	$12,660,698

		$12,660,698

Health Care Providers & Services — 2.5%
Humana, Inc.	46,858	$8,288,712
McKesson Corp.	39,246	6,544,270

		$14,832,982

Household Durables — 2.6%
Helen of Troy, Ltd.(1)	33,328	$2,871,874
Newell Brands, Inc.	232,447	12,240,659

		$15,112,533

Industrial Conglomerates — 2.3%
General Electric Co.	462,263	$13,692,230

		$13,692,230

Insurance — 4.2%
American Financial Group, Inc.	155,952	$11,696,400
Chubb, Ltd.	105,759	13,288,618

		$24,985,018

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	16,258	$13,612,986

		$13,612,986

Internet Software & Services — 8.8%
Alphabet, Inc., Class C(1)	33,758	$26,239,756
eBay, Inc.(1)	213,785	7,033,527
Facebook, Inc., Class A(1)	95,334	12,228,492
GoDaddy, Inc., Class A(1)	187,400	6,470,922

		$51,972,697

IT Services — 2.1%
Convergys Corp.	79,649	$2,422,922
Genpact, Ltd.(1)	243,479	5,831,322
International Business Machines Corp.	27,409	4,353,920

		$12,608,164

Machinery — 1.1%
Fortive Corp.	128,971	$6,564,624

		$6,564,624

Media — 2.9%
Time Warner, Inc.	176,495	$14,050,767
Walt Disney Co. (The)	32,056	2,976,720

		$17,027,487

Multi-Utilities — 1.5%
Sempra Energy	82,203	$8,811,340

		$8,811,340

Multiline Retail — 0.8%
Macy’s, Inc.	123,000	$4,557,150

		$4,557,150

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	113,312	$7,179,448
Chevron Corp.	131,095	13,492,298
EOG Resources, Inc.	61,431	5,940,992
Occidental Petroleum Corp.	148,158	10,803,681

		$37,416,419

Pharmaceuticals — 6.6%
Allergan PLC(1)	26,560	$6,117,034
Eli Lilly & Co.	67,028	5,379,667
Johnson & Johnson	122,353	14,453,560
Pfizer, Inc.	299,000	10,127,130
Teva Pharmaceutical Industries, Ltd. ADR	55,471	2,552,221

		$38,629,612

Road & Rail — 1.3%
Norfolk Southern Corp.	79,770	$7,742,476

		$7,742,476

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Ltd.	25,254	$4,356,820
Intel Corp.	367,996	13,891,849
Texas Instruments, Inc.	63,317	4,443,587

		$22,692,256

Software — 1.0%
Verint Systems, Inc.(1)	153,281	$5,767,964

		$5,767,964

Specialty Retail — 2.6%
Lowe’s Cos., Inc.	172,625	$12,465,251
Sally Beauty Holdings, Inc.(1)	108,866	2,795,679

		$15,260,930

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	266,376	$30,113,807

		$30,113,807

Tobacco — 2.8%
Philip Morris International, Inc.	103,234	$10,036,409
Reynolds American, Inc.	140,572	6,627,970

		$16,664,379

Total Common Stocks (identified cost $526,039,985)		$579,471,975

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$9,273	$9,273,094

Total Short-Term Investments (identified cost $9,273,094)		$9,273,094

Total Investments — 100.1% (identified cost $535,313,079)		$588,745,069

Other Assets, Less Liabilities — (0.1)%		$(830,967)

Net Assets — 100.0%		$587,914,102

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $37,814.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$536,237,389

Gross unrealized appreciation	$61,583,449
Gross unrealized depreciation	(9,075,769)

Net unrealized appreciation	$52,507,680

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$579,471,975	*	$—	$—	$579,471,975
Short-Term Investments	—		9,273,094	—	9,273,094
Total Investments	$579,471,975		$9,273,094	$—	$588,745,069

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Growth Fund 1.1

September 30, 2016 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $1,384,696,019 and the Fund owned 11.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	986,085	$129,906,838
General Dynamics Corp.	103,638	16,080,472
Huntington Ingalls Industries, Inc.	1	153
Lockheed Martin Corp.	42,889	10,281,351
Northrop Grumman Corp.	21,952	4,696,630
Raytheon Co.	60,797	8,276,296
Rockwell Collins, Inc.	166,787	14,066,816
United Technologies Corp.	944,851	95,996,862

		$279,305,418

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	179,704	$12,661,944
FedEx Corp.	276,064	48,222,859
United Parcel Service, Inc., Class B	1,191,967	130,353,511

		$191,238,314

Airlines — 0.0%(1)
American Airlines Group, Inc.	25,224	$923,451

		$923,451

Auto Components — 0.1%
BorgWarner, Inc.	2,000	$70,360
Johnson Controls International PLC	310,555	14,450,124

		$14,520,484

Automobiles — 0.1%
Daimler AG	38,000	$2,683,940
Ford Motor Co.	338,900	4,090,523
Harley-Davidson, Inc.	800	42,072

		$6,816,535

Banks — 6.3%
Bank of America Corp.	1,898,282	$29,708,113
Bank of Montreal	4	262
BB&T Corp.	1,208,302	45,577,151
CIT Group, Inc.	66,161	2,401,644
Citigroup, Inc.	808,317	38,176,812
Commerce Bancshares, Inc.	23,000	1,132,980
CVB Financial Corp.	152,000	2,676,720
Fifth Third Bancorp	1,148,792	23,504,284
HSBC Holdings PLC	220,592	1,650,630
HSBC Holdings PLC ADR	424	15,947
Huntington Bancshares, Inc.	85,471	842,744
ING Groep NV ADR	131,742	1,625,696
JPMorgan Chase & Co.	3,360,514	223,776,627
KeyCorp	111,718	1,359,608
M&T Bank Corp.	25,977	3,015,930
PNC Financial Services Group, Inc. (The)	71,422	6,434,408
Regions Financial Corp.	648,069	6,396,441
Societe Generale SA	460,793	15,940,776
SunTrust Banks, Inc.	324,267	14,202,895
SVB Financial Group(2)	5,433	600,564

1

Security	Shares	Value
Synovus Financial Corp.	1,565	$50,909
Toronto-Dominion Bank (The)	29,644	1,316,194
U.S. Bancorp	2,521,148	108,132,038
Wells Fargo & Co.	4,804,270	212,733,076
Zions Bancorporation	38,805	1,203,731

		$742,476,180

Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A(2)	3,130	$485,964
Coca-Cola Co. (The)	3,114,458	131,803,862
Molson Coors Brewing Co., Class B	186,000	20,422,800
Monster Beverage Corp.(2)	30,205	4,434,396
PepsiCo, Inc.	1,691,071	183,937,793

		$341,084,815

Biotechnology — 4.4%
AbbVie, Inc.	1,655,006	$104,381,228
Agios Pharmaceuticals, Inc.(2)	54,880	2,898,762
Alexion Pharmaceuticals, Inc.(2)	224,910	27,560,471
Amgen, Inc.	1,073,662	179,097,558
Biogen, Inc.(2)	97,816	30,619,343
Celgene Corp.(2)	564,176	58,973,317
Gilead Sciences, Inc.	1,056,926	83,623,985
Incyte Corp.(2)	65,100	6,138,279
Shire PLC ADR	4,138	802,193
Vertex Pharmaceuticals, Inc.(2)	222,000	19,360,620

		$513,455,756

Building Products — 0.1%
A.O. Smith Corp.	12,000	$1,185,480
Fortune Brands Home & Security, Inc.	1,600	92,960
Lennox International, Inc.	37,000	5,810,110

		$7,088,550

Capital Markets — 4.6%
Affiliated Managers Group, Inc.(2)	275	$39,793
Ameriprise Financial, Inc.	210,135	20,965,169
Bank of New York Mellon Corp. (The)	448,265	17,876,808
BlackRock, Inc.	7,289	2,641,971
Brookfield Asset Management, Inc., Class A	8,547	300,684
CBOE Holdings, Inc.	151,225	9,806,941
Charles Schwab Corp. (The)	2,745,966	86,690,147
CME Group, Inc.	176,714	18,470,147
E*TRADE Financial Corp.(2)	4,593	133,748
Franklin Resources, Inc.	980,865	34,889,368
Goldman Sachs Group, Inc. (The)	537,244	86,641,340
Intercontinental Exchange, Inc.	21,692	5,842,957
Invesco, Ltd.	4,040	126,331
Legg Mason, Inc.	122,902	4,114,759
LPL Financial Holdings, Inc.	99,471	2,975,178
Moody’s Corp.	187,415	20,293,296
Morgan Stanley	2,232,607	71,577,380
Northern Trust Corp.	709,098	48,211,573
S&P Global, Inc.	86,290	10,920,862
State Street Corp.	772,398	53,782,073
Stifel Financial Corp.(2)	112,796	4,337,006
T. Rowe Price Group, Inc.	595,815	39,621,698
UBS AG	20,928	285,039
Waddell & Reed Financial, Inc., Class A	8,833	160,407

		$540,704,675

2

Security	Shares	Value
Chemicals — 1.8%
Air Products and Chemicals, Inc.	12,258	$1,842,868
Ashland Global Holdings, Inc.	25,092	2,909,417
Chemours Co. (The)	95,714	1,531,424
Dow Chemical Co. (The)	182,401	9,453,844
E.I. du Pont de Nemours & Co.	728,408	48,781,484
Eastman Chemical Co.	1,950	131,976
Ecolab, Inc.	504,937	61,460,932
LyondellBasell Industries NV, Class A	2,163	174,468
Monsanto Co.	466,370	47,663,014
NewMarket Corp.	5,001	2,147,029
PPG Industries, Inc.	238,708	24,672,859
Praxair, Inc.	4,903	592,429
Sherwin-Williams Co. (The)	10,994	3,041,600
Valspar Corp. (The)	20,000	2,121,400
Westlake Chemical Corp.	1,000	53,500

		$206,578,244

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	14,270	$259,143
Stericycle, Inc.(2)	20,417	1,636,218
Waste Management, Inc.	109,181	6,961,381

		$8,856,742

Communications Equipment — 1.0%
Arista Networks, Inc.(2)	435,200	$37,026,816
Brocade Communications Systems, Inc.	176,629	1,630,286
Cisco Systems, Inc.	1,732,916	54,968,095
Juniper Networks, Inc.	290,392	6,986,831
Motorola Solutions, Inc.	2,986	227,772
Nokia Oyj ADR	192	1,112
Palo Alto Networks, Inc.(2)	140,438	22,375,987

		$123,216,899

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$123,168
Jacobs Engineering Group, Inc.(2)	56,851	2,940,334

		$3,063,502

Construction Materials — 0.0%(1)
Vulcan Materials Co.	49,298	$5,606,662

		$5,606,662

Consumer Finance — 1.4%
American Express Co.	965,791	$61,849,256
Capital One Financial Corp.	80,994	5,817,799
Discover Financial Services	902,708	51,048,137
LendingClub Corp.(2)	79,691	492,490
Navient Corp.	10,200	147,594
SLM Corp.(2)	10,200	76,194
Synchrony Financial	1,714,319	48,000,932

		$167,432,402

Containers & Packaging — 0.0%(1)
Ball Corp.	12,644	$1,036,176
International Paper Co.	42,000	2,015,160

		$3,051,336

Distributors — 0.2%
Genuine Parts Co.	188,424	$18,927,191

		$18,927,191

3

Security	Shares	Value
Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$513,490

		$513,490

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class A(2)	453	$97,947,660
Berkshire Hathaway, Inc., Class B(2)	1,135,868	164,098,850

		$262,046,510

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	585,553	$23,779,307
CenturyLink, Inc.	5,086	139,509
Deutsche Telekom AG ADR	50,092	841,045
Frontier Communications Corp.	13,417	55,815
Verizon Communications, Inc.	367,079	19,080,766
Windstream Holdings, Inc.	11,811	118,701

		$44,015,143

Electric Utilities — 0.2%
Duke Energy Corp.	47,098	$3,769,724
Exelon Corp.	8,420	280,302
NextEra Energy, Inc.	101,729	12,443,491
Southern Co. (The)	104,092	5,339,920

		$21,833,437

Electrical Equipment — 1.2%
Acuity Brands, Inc.	11,121	$2,942,617
AMETEK, Inc.	58,946	2,816,440
Eaton Corp. PLC	92,083	6,050,774
Emerson Electric Co.	2,022,752	110,260,211
Rockwell Automation, Inc.	122,921	15,038,155
SolarCity Corp.(2)	7,671	150,045

		$137,258,242

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$35,241,291
Keysight Technologies, Inc.(2)	2,442	77,387
Knowles Corp.(2)	8,001	112,414
TE Connectivity, Ltd.	12,687	816,789

		$36,247,881

Energy Equipment & Services — 1.2%
Halliburton Co.	908,346	$40,766,569
National Oilwell Varco, Inc.	4,581	168,306
Schlumberger, Ltd.	1,206,556	94,883,564
Transocean, Ltd.(2)	2,884	30,743

		$135,849,182

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	10,718	$1,214,671
Communications Sales & Leasing, Inc.	14,173	445,174
Host Hotels & Resorts, Inc.	3,140	48,890
ProLogis, Inc.	2,000	107,080
Simon Property Group, Inc.	18,096	3,746,053
Weyerhaeuser Co.	1,200	38,328

		$5,600,196

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	877,027	$133,755,388
CVS Health Corp.	1,162,492	103,450,163
Kroger Co. (The)	147,263	4,370,766

4

Security	Shares	Value
Sprouts Farmers Market, Inc.(2)	1,624,547	$33,546,895
Sysco Corp.	378,674	18,558,813
Wal-Mart Stores, Inc.	1,229,731	88,688,200
Walgreens Boots Alliance, Inc.	299,958	24,182,614

		$406,552,839

Food Products — 1.6%
Archer-Daniels-Midland Co.	170,413	$7,186,316
Campbell Soup Co.	19,915	1,089,350
ConAgra Foods, Inc.	219,407	10,336,264
Flowers Foods, Inc.	147,169	2,225,195
General Mills, Inc.	15,587	995,697
Hain Celestial Group, Inc. (The)(2)	7,590	270,052
Hershey Co. (The)	517,723	49,494,319
JM Smucker Co. (The)	12,692	1,720,274
Kellogg Co.	62,358	4,830,874
Kraft Heinz Co. (The)	7,111	636,506
McCormick & Co., Inc.	48,579	4,854,014
Mondelez International, Inc., Class A	286,521	12,578,272
Nestle SA	1,169,932	92,382,584

		$188,599,717

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,588,445	$67,175,339
Bard (C.R.), Inc.	25,000	5,607,000
Baxter International, Inc.	230,275	10,961,090
Becton, Dickinson and Co.	75,652	13,596,934
Boston Scientific Corp.(2)	26,487	630,390
Danaher Corp.	53,353	4,182,341
DexCom, Inc.(2)(3)	25,000	2,191,500
DexCom, Inc.(2)	44,542	3,904,552
Halyard Health, Inc.(2)	2,456	85,125
Intuitive Surgical, Inc.(2)	22,100	16,018,743
Medtronic PLC	528,682	45,678,125
St. Jude Medical, Inc.	98,138	7,827,487
Stryker Corp.	242,583	28,239,087
Zimmer Biomet Holdings, Inc.	133,186	17,316,844

		$223,414,557

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.(2)	32,000	$1,585,600
Aetna, Inc.	17,840	2,059,628
AmerisourceBergen Corp.	73,743	5,956,959
Anthem, Inc.	54,347	6,810,223
Cardinal Health, Inc.	164,841	12,808,146
Cigna Corp.	1,464	190,788
DaVita, Inc.(2)	169,352	11,189,087
Express Scripts Holding Co.(2)	280,858	19,808,915
HCA Holdings, Inc.(2)	145,114	10,974,972
Henry Schein, Inc.(2)	12,854	2,094,945
Humana, Inc.	482	85,261
McKesson Corp.	3,784	630,982
PharMerica Corp.(2)	1,805	50,666
UnitedHealth Group, Inc.	61,085	8,551,900

		$82,798,072

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$88,920

		$88,920

5

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.(2)	659	$279,086
Marriott International, Inc., Class A	1,283,436	86,413,746
Marriott International, Inc., Class A(3)	200,000	13,409,443
McDonald’s Corp.	406,193	46,858,424
Starbucks Corp.	3,552,377	192,325,691
Yum! Brands, Inc.	290,179	26,351,155

		$365,637,545

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$43,941
Harman International Industries, Inc.	26,105	2,204,567
Newell Brands, Inc.(3)	346,781	18,248,704
Tempur Sealy International, Inc.(2)	65,198	3,699,335

		$24,196,547

Household Products — 1.8%
Colgate-Palmolive Co.	1,210,418	$89,740,391
Kimberly-Clark Corp.	25,068	3,162,078
Procter & Gamble Co. (The)	1,357,970	121,877,807

		$214,780,276

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$22,230

		$22,230

Industrial Conglomerates — 2.6%
3M Co.	796,707	$140,403,675
Carlisle Cos., Inc.	24,148	2,476,860
General Electric Co.	4,260,978	126,210,168
Honeywell International, Inc.	332,302	38,743,090

		$307,833,793

Insurance — 0.9%
Aegon NV ADR	192,110	$741,545
Aflac, Inc.	218,366	15,693,964
Alleghany Corp.(2)	3,985	2,092,205
Allstate Corp. (The)	583	40,332
American International Group, Inc.	19,834	1,176,950
Aon PLC	71,399	8,031,673
Arthur J. Gallagher & Co.	89,790	4,567,617
Chubb, Ltd.	2,922	367,149
Cincinnati Financial Corp.	141,081	10,640,329
Hartford Financial Services Group, Inc.	5,762	246,729
Markel Corp.(2)	6,362	5,908,835
Marsh & McLennan Cos., Inc.	79,454	5,343,281
Progressive Corp.	1,230,644	38,765,286
Prudential Financial, Inc.	18,767	1,532,326
Torchmark Corp.	78,790	5,033,893
Travelers Companies, Inc. (The)	89,766	10,282,695
Willis Towers Watson PLC	104	13,808

		$110,478,617

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(2)	335,023	$280,518,108
Expedia, Inc.	2,575	300,554
Netflix, Inc.(2)	63,000	6,208,650
Priceline Group, Inc. (The)(2)	43,961	64,688,172
Wayfair, Inc.(2)	23,387	920,746

		$352,636,230

6

Security	Shares	Value
Internet Software & Services — 7.6%
Akamai Technologies, Inc.(2)	225,000	$11,922,750
Alibaba Group Holding, Ltd. ADR(2)	186,157	19,693,549
Alphabet, Inc., Class A(2)	284,397	228,672,252
Alphabet, Inc., Class C(2)	312,433	242,851,047
Baidu, Inc. ADR(2)	20,000	3,641,400
eBay, Inc.(2)	1,280,740	42,136,346
Facebook, Inc., Class A(2)	2,519,465	323,171,775
IAC/InterActiveCorp	17,583	1,098,410
LinkedIn Corp., Class A(2)	8,637	1,650,703
Pandora Media, Inc.(2)	37,000	530,210
Twitter, Inc.(2)	681,431	15,706,985
VeriSign, Inc.(2)	17,631	1,379,449
Yahoo! Inc.(2)	144,071	6,209,460

		$898,664,336

IT Services — 2.4%
Accenture PLC, Class A	636,672	$77,782,218
Alliance Data Systems Corp.(2)	686	147,168
Automatic Data Processing, Inc.	118,618	10,462,108
Broadridge Financial Solutions, Inc.	16,037	1,087,148
Cognizant Technology Solutions Corp., Class A(2)	3,510	167,462
Fidelity National Information Services, Inc.	67,117	5,170,023
Fiserv, Inc.(2)	47,012	4,676,284
International Business Machines Corp.	379,182	60,233,061
MasterCard, Inc., Class A	31,626	3,218,578
Paychex, Inc.	695,192	40,230,761
PayPal Holdings, Inc.(2)	686,719	28,134,877
Sabre Corp.	2,290	64,532
Square, Inc., Class A(2)	96,040	1,119,826
Total System Services, Inc.	19,913	938,898
Visa, Inc., Class A	582,335	48,159,104
Western Union Co.	60,362	1,256,737

		$282,848,785

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$802,601
Polaris Industries, Inc.	4,104	317,814

		$1,120,415

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	644,279	$30,339,098
Illumina, Inc.(2)	10,000	1,816,600
Thermo Fisher Scientific, Inc.	20,426	3,248,960

		$35,404,658

Machinery — 1.9%
Caterpillar, Inc.	138,411	$12,286,745
Deere & Co.	444,636	37,949,683
Donaldson Co., Inc.	89,373	3,336,294
Dover Corp.	325,614	23,978,215
Fortive Corp.	26,676	1,357,808
Illinois Tool Works, Inc.	1,036,897	124,261,737
Ingersoll-Rand PLC	2,232	151,642
Manitowoc Co., Inc. (The)	45,741	219,099
Manitowoc Foodservice, Inc.(2)	45,741	741,919
PACCAR, Inc.	171,748	10,095,348
Parker-Hannifin Corp.	16,957	2,128,612
Pentair PLC	4	257

7

Security	Shares	Value
Snap-on, Inc.	15,151	$2,302,346
WABCO Holdings, Inc.(2)	3,080	349,672
Wabtec Corp.	12,082	986,495

		$220,145,872

Media — 3.1%
CBS Corp., Class B	139,625	$7,643,072
Comcast Corp., Class A	1,622,937	107,665,641
Discovery Communications, Inc., Class A(2)	6,930	186,556
Discovery Communications, Inc., Class C(2)	207	5,446
Liberty Braves Group, Series A(2)	1,236	21,568
Liberty Braves Group, Series C(2)	2,473	42,981
Liberty Broadband Corp., Series A(2)	3,091	216,865
Liberty Broadband Corp., Series C(2)	6,183	441,961
Liberty Global PLC, Class A(2)	8,854	302,630
Liberty Global PLC, Class C(2)	27,614	912,367
Liberty Global PLC LiLAC, Class A(2)	1,546	42,654
Liberty Global PLC LiLAC, Class C(2)	4,825	135,341
Liberty Media Group, Series A(2)	3,091	88,557
Liberty Media Group, Series C(2)	6,183	173,990
Liberty SiriusXM Group, Series A(2)	12,367	420,231
Liberty SiriusXM Group, Series C(2)	24,734	826,363
News Corp., Class A	24	335
Omnicom Group, Inc.	148,152	12,592,920
TEGNA, Inc.	1,201	26,254
Time Warner, Inc.	353,375	28,132,184
Time, Inc.	109	1,578
Twenty-First Century Fox, Inc., Class A	5,783	140,064
Viacom, Inc., Class B	133,554	5,088,407
Walt Disney Co. (The)	2,162,340	200,794,892

		$365,902,857

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$534,986
Cliffs Natural Resources, Inc.(2)	527,743	3,087,297
Freeport-McMoRan, Inc.	498	5,408
Glencore PLC(2)	598,405	1,638,535
Lonmin PLC(2)	64	166
Nucor Corp.	235,636	11,652,200

		$16,918,592

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$58,885
Dominion Resources, Inc.	4,100	304,507
DTE Energy Co.	52,668	4,933,412
Sempra Energy	3,787	405,928

		$5,702,732

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)(3)	105,998	$8,366,422
Dollar Tree, Inc.(2)	32,106	2,534,126
Nordstrom, Inc.	6,000	311,280
Target Corp.	173,907	11,943,933

		$23,155,761

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	797,255	$50,514,077
Antero Resources Corp.(2)	1,098,197	29,596,409
Antero Resources Corp.(2)(3)	535,000	14,418,250
Apache Corp.	231,072	14,758,569

8

Security	Shares	Value
California Resources Corp.(2)	275	$3,437
Cheniere Energy, Inc.(2)	342,305	14,924,498
Cheniere Energy, Inc.(2)(3)	300,000	13,070,844
Chesapeake Energy Corp.(2)	288	1,806
Chevron Corp.	704,177	72,473,897
Concho Resources, Inc.(2)	40,000	5,494,000
ConocoPhillips	303,191	13,179,713
Devon Energy Corp.	1,380,333	60,886,489
EOG Resources, Inc.	437,793	42,338,961
Exxon Mobil Corp.	3,282,008	286,453,658
Hess Corp.	39,579	2,122,226
Kinder Morgan, Inc.	5,815	134,501
Marathon Oil Corp.	170,827	2,700,775
Marathon Petroleum Corp.	160,826	6,527,927
Murphy Oil Corp.	145,312	4,417,485
Occidental Petroleum Corp.	12,864	938,043
Phillips 66	182,207	14,676,774
Pioneer Natural Resources Co.	8,224	1,526,786
Range Resources Corp.	4,900	189,875
Royal Dutch Shell PLC, Class A ADR	70,142	3,512,010
Southwestern Energy Co.(2)	730	10,103
Williams Cos., Inc.	4,625	142,126
WPX Energy, Inc.(2)	666	8,784

		$655,022,023

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	41,122	$3,641,764
Unilever NV - NY Shares	12,000	553,200

		$4,194,964

Pharmaceuticals — 6.6%
Allergan PLC(2)	135,494	$31,205,623
Bristol-Myers Squibb Co.	2,212,052	119,273,844
Catalent, Inc.(2)	45,943	1,187,167
Eli Lilly & Co.	1,307,469	104,937,462
GlaxoSmithKline PLC ADR	1,468	63,315
Johnson & Johnson	1,973,234	233,098,132
Mallinckrodt PLC(2)	14,665	1,023,324
Merck & Co., Inc.	1,291,003	80,571,497
Novartis AG ADR	111,303	8,788,485
Novo Nordisk A/S ADR	1,266,821	52,687,085
Pfizer, Inc.	1,531,166	51,860,592
Roche Holding AG ADR	35,808	1,108,974
Sanofi ADR	5,100	194,769
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	76,923,475
Zoetis, Inc.	361,174	18,784,660

		$781,708,404

Professional Services — 0.1%
Equifax, Inc.	12,654	$1,702,975
Nielsen Holdings PLC	72,356	3,876,111
On Assignment, Inc.(2)(3)	105,500	3,828,595
On Assignment, Inc.(2)(3)	23,537	853,731
Verisk Analytics, Inc.(2)	46,792	3,803,254

		$14,064,666

Road & Rail — 0.4%
CSX Corp.	32,090	$978,745
Kansas City Southern	7,000	653,240

9

Security	Shares	Value
Norfolk Southern Corp.	174,137	$16,901,737
Union Pacific Corp.	303,149	29,566,122

		$48,099,844

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	599,209	$38,619,020
Applied Materials, Inc.	100,000	3,015,000
Broadcom, Ltd.	50,933	8,786,961
Cypress Semiconductor Corp.	108,454	1,318,801
Intel Corp.	6,794,467	256,491,129
Linear Technology Corp.	50,000	2,964,500
Marvell Technology Group, Ltd.	95,391	1,265,839
Microchip Technology, Inc.	126,530	7,862,574
NVIDIA Corp.	379,126	25,977,714
QUALCOMM, Inc.	2,061,439	141,208,571
Texas Instruments, Inc.	1,022,722	71,774,630
Xilinx, Inc.	90,186	4,900,707

		$564,185,446

Software — 4.0%
Activision Blizzard, Inc.	218,092	$9,661,476
Adobe Systems, Inc.(2)	482,710	52,393,343
Autodesk, Inc.(2)	1,200	86,796
CA, Inc.	7,339	242,774
Cadence Design Systems, Inc.(2)	344,974	8,807,186
CDK Global, Inc.	3	172
Check Point Software Technologies, Ltd.(2)	150,000	11,641,500
Citrix Systems, Inc.(2)	5,976	509,275
Dell Technologies, Inc., Class V(2)	156	7,457
FireEye, Inc.(2)	82,732	1,218,642
Fortinet, Inc.(2)	20,000	738,600
Infoblox, Inc.(2)	41,046	1,082,383
Intuit, Inc.	13,739	1,511,427
Manhattan Associates, Inc.(2)	52,364	3,017,214
Microsoft Corp.	3,217,924	185,352,422
Oracle Corp.	4,000,674	157,146,475
Paycom Software, Inc.(2)	120,000	6,015,600
salesforce.com, inc.(2)	20,351	1,451,637
ServiceNow, Inc.(2)	170,239	13,474,417
Splunk, Inc.(2)	100,000	5,868,000
Symantec Corp.	72,900	1,829,790
Synopsys, Inc.(2)	5,660	335,921
Tableau Software, Inc., Class A(2)	13,699	757,144
Workday, Inc., Class A(2)	68,726	6,301,487

		$469,451,138

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	62,547	$9,327,009
Advance Auto Parts, Inc.(3)	16,346	2,435,809
AutoNation, Inc.(2)	5,972	290,896
Bed Bath & Beyond, Inc.	7,000	301,770
Best Buy Co., Inc.	133,011	5,078,360
Dick’s Sporting Goods, Inc.	35,000	1,985,200
Gap, Inc. (The)	89,138	1,982,429
GNC Holdings, Inc., Class A	900	18,378
Home Depot, Inc. (The)	682,193	87,784,595
L Brands, Inc.	41,877	2,963,635
Lowe’s Companies, Inc.	401,496	28,992,026

10

Security	Shares	Value
Ross Stores, Inc.	166,083	$10,679,137
Ross Stores, Inc.(3)	42,798	2,751,315
Signet Jewelers, Ltd.	65,332	4,869,194
Staples, Inc.	144,626	1,236,552
Tiffany & Co.	600	43,578
TJX Cos., Inc. (The)	2,026,218	151,520,582
Tractor Supply Co.	93,481	6,295,946
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	67,767	16,127,191

		$334,683,602

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	3,403,347	$384,748,378
Hewlett Packard Enterprise Co.	31,477	716,102
HP, Inc.	31,477	488,838
NetApp, Inc.	414,967	14,864,118

		$400,817,436

Textiles, Apparel & Luxury Goods — 2.1%
Hanesbrands, Inc.	1,012,238	$25,559,010
Luxottica Group SpA ADR	20,606	985,379
NIKE, Inc., Class B	4,143,910	218,176,861
VF Corp.	36,058	2,021,051

		$246,742,301

Tobacco — 0.5%
Altria Group, Inc.	176,327	$11,149,156
Philip Morris International, Inc.	443,615	43,128,251
Reynolds American, Inc.	6,462	304,683

		$54,582,090

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$27,617
United Rentals, Inc.(2)	2,000	156,980

		$184,597

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	346,647	$3,965,642
Sprint Corp.(2)	1	6
Vodafone Group PLC ADR	95,700	2,789,655

		$6,755,303

Total Common Stocks (identified cost $6,377,427,721)		$11,525,106,402

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$1,865

Total Rights (identified cost $16,441)		$1,865

11

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$231,865	$231,864,700

Total Short-Term Investments (identified cost $231,864,700)		$231,864,700

Total Investments — 99.8% (identified cost $6,609,308,862)		$11,756,972,967

Other Assets, Less Liabilities — 0.2%		$19,551,658

Net Assets — 100.0%		$11,776,524,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $734,207.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,251,944,900

Gross unrealized appreciation	$9,506,970,585
Gross unrealized depreciation	(1,942,518)

Net unrealized appreciation	$9,505,028,067

At September 30, 2016, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

12

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,435,809
Antero Resources Corp.	12/17/15	12/17/16	535,000	10,439,324	14,418,250
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	13,070,844
DexCom, Inc.	12/17/15	12/17/16	25,000	2,050,090	2,191,500
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	8,366,422
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	13,409,443
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	18,248,704
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	3,828,595
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	853,731
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,751,315

Total Restricted Securities				$72,844,179	$79,574,613

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,718,007,687	$36,845,271		$—	$1,754,852,958
Consumer Staples	1,117,412,117	92,382,584		—	1,209,794,701
Energy	777,800,361	13,070,844		—	790,871,205
Financials	1,805,546,978	17,591,406		—	1,823,138,384
Health Care	1,636,870,367	—		—	1,636,870,367
Industrials	1,217,209,260	853,731		—	1,218,062,991
Information Technology	2,775,431,921	—		—	2,775,431,921
Materials	230,516,133	1,638,701		—	232,154,834
Real Estate	5,600,196	—		—	5,600,196
Telecommunication Services	50,770,446	—		—	50,770,446
Utilities	27,558,399	—		—	27,558,399
Total Common Stocks	$11,362,723,865	$162,382,537	*	$—	$11,525,106,402
Rights	$1,865	$—		$—	$1,865
Short-Term Investments	—	231,864,700		—	231,864,700
Total Investments	$11,362,725,730	$394,247,237		$—	$11,756,972,967

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Tax-Managed Growth Fund 1.2

September 30, 2016 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the value of the Fund’s investment in the Portfolio was $639,679,559 and the Fund owned 5.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	986,085	$129,906,838
General Dynamics Corp.	103,638	16,080,472
Huntington Ingalls Industries, Inc.	1	153
Lockheed Martin Corp.	42,889	10,281,351
Northrop Grumman Corp.	21,952	4,696,630
Raytheon Co.	60,797	8,276,296
Rockwell Collins, Inc.	166,787	14,066,816
United Technologies Corp.	944,851	95,996,862

		$279,305,418

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	179,704	$12,661,944
FedEx Corp.	276,064	48,222,859
United Parcel Service, Inc., Class B	1,191,967	130,353,511

		$191,238,314

Airlines — 0.0%(1)
American Airlines Group, Inc.	25,224	$923,451

		$923,451

Auto Components — 0.1%
BorgWarner, Inc.	2,000	$70,360
Johnson Controls International PLC	310,555	14,450,124

		$14,520,484

Automobiles — 0.1%
Daimler AG	38,000	$2,683,940
Ford Motor Co.	338,900	4,090,523
Harley-Davidson, Inc.	800	42,072

		$6,816,535

Banks — 6.3%
Bank of America Corp.	1,898,282	$29,708,113
Bank of Montreal	4	262
BB&T Corp.	1,208,302	45,577,151
CIT Group, Inc.	66,161	2,401,644
Citigroup, Inc.	808,317	38,176,812
Commerce Bancshares, Inc.	23,000	1,132,980
CVB Financial Corp.	152,000	2,676,720
Fifth Third Bancorp	1,148,792	23,504,284
HSBC Holdings PLC	220,592	1,650,630
HSBC Holdings PLC ADR	424	15,947
Huntington Bancshares, Inc.	85,471	842,744
ING Groep NV ADR	131,742	1,625,696
JPMorgan Chase & Co.	3,360,514	223,776,627
KeyCorp	111,718	1,359,608
M&T Bank Corp.	25,977	3,015,930
PNC Financial Services Group, Inc. (The)	71,422	6,434,408
Regions Financial Corp.	648,069	6,396,441
Societe Generale SA	460,793	15,940,776
SunTrust Banks, Inc.	324,267	14,202,895
SVB Financial Group(2)	5,433	600,564

Security	Shares	Value
Synovus Financial Corp.	1,565	$50,909
Toronto-Dominion Bank (The)	29,644	1,316,194
U.S. Bancorp	2,521,148	108,132,038
Wells Fargo & Co.	4,804,270	212,733,076
Zions Bancorporation	38,805	1,203,731

		$742,476,180

Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A(2)	3,130	$485,964
Coca-Cola Co. (The)	3,114,458	131,803,862
Molson Coors Brewing Co., Class B	186,000	20,422,800
Monster Beverage Corp.(2)	30,205	4,434,396
PepsiCo, Inc.	1,691,071	183,937,793

		$341,084,815

Biotechnology — 4.4%
AbbVie, Inc.	1,655,006	$104,381,228
Agios Pharmaceuticals, Inc.(2)	54,880	2,898,762
Alexion Pharmaceuticals, Inc.(2)	224,910	27,560,471
Amgen, Inc.	1,073,662	179,097,558
Biogen, Inc.(2)	97,816	30,619,343
Celgene Corp.(2)	564,176	58,973,317
Gilead Sciences, Inc.	1,056,926	83,623,985
Incyte Corp.(2)	65,100	6,138,279
Shire PLC ADR	4,138	802,193
Vertex Pharmaceuticals, Inc.(2)	222,000	19,360,620

		$513,455,756

Building Products — 0.1%
A.O. Smith Corp.	12,000	$1,185,480
Fortune Brands Home & Security, Inc.	1,600	92,960
Lennox International, Inc.	37,000	5,810,110

		$7,088,550

Capital Markets — 4.6%
Affiliated Managers Group, Inc.(2)	275	$39,793
Ameriprise Financial, Inc.	210,135	20,965,169
Bank of New York Mellon Corp. (The)	448,265	17,876,808
BlackRock, Inc.	7,289	2,641,971
Brookfield Asset Management, Inc., Class A	8,547	300,684
CBOE Holdings, Inc.	151,225	9,806,941
Charles Schwab Corp. (The)	2,745,966	86,690,147
CME Group, Inc.	176,714	18,470,147
E*TRADE Financial Corp.(2)	4,593	133,748
Franklin Resources, Inc.	980,865	34,889,368
Goldman Sachs Group, Inc. (The)	537,244	86,641,340
Intercontinental Exchange, Inc.	21,692	5,842,957
Invesco, Ltd.	4,040	126,331
Legg Mason, Inc.	122,902	4,114,759
LPL Financial Holdings, Inc.	99,471	2,975,178
Moody’s Corp.	187,415	20,293,296
Morgan Stanley	2,232,607	71,577,380
Northern Trust Corp.	709,098	48,211,573
S&P Global, Inc.	86,290	10,920,862
State Street Corp.	772,398	53,782,073
Stifel Financial Corp.(2)	112,796	4,337,006
T. Rowe Price Group, Inc.	595,815	39,621,698
UBS AG	20,928	285,039
Waddell & Reed Financial, Inc., Class A	8,833	160,407

		$540,704,675

Security	Shares	Value
Chemicals — 1.8%
Air Products and Chemicals, Inc.	12,258	$1,842,868
Ashland Global Holdings, Inc.	25,092	2,909,417
Chemours Co. (The)	95,714	1,531,424
Dow Chemical Co. (The)	182,401	9,453,844
E.I. du Pont de Nemours & Co.	728,408	48,781,484
Eastman Chemical Co.	1,950	131,976
Ecolab, Inc.	504,937	61,460,932
LyondellBasell Industries NV, Class A	2,163	174,468
Monsanto Co.	466,370	47,663,014
NewMarket Corp.	5,001	2,147,029
PPG Industries, Inc.	238,708	24,672,859
Praxair, Inc.	4,903	592,429
Sherwin-Williams Co. (The)	10,994	3,041,600
Valspar Corp. (The)	20,000	2,121,400
Westlake Chemical Corp.	1,000	53,500

		$206,578,244

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	14,270	$259,143
Stericycle, Inc.(2)	20,417	1,636,218
Waste Management, Inc.	109,181	6,961,381

		$8,856,742

Communications Equipment — 1.0%
Arista Networks, Inc.(2)	435,200	$37,026,816
Brocade Communications Systems, Inc.	176,629	1,630,286
Cisco Systems, Inc.	1,732,916	54,968,095
Juniper Networks, Inc.	290,392	6,986,831
Motorola Solutions, Inc.	2,986	227,772
Nokia Oyj ADR	192	1,112
Palo Alto Networks, Inc.(2)	140,438	22,375,987

		$123,216,899

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$123,168
Jacobs Engineering Group, Inc.(2)	56,851	2,940,334

		$3,063,502

Construction Materials — 0.0%(1)
Vulcan Materials Co.	49,298	$5,606,662

		$5,606,662

Consumer Finance — 1.4%
American Express Co.	965,791	$61,849,256
Capital One Financial Corp.	80,994	5,817,799
Discover Financial Services	902,708	51,048,137
LendingClub Corp.(2)	79,691	492,490
Navient Corp.	10,200	147,594
SLM Corp.(2)	10,200	76,194
Synchrony Financial	1,714,319	48,000,932

		$167,432,402

Containers & Packaging — 0.0%(1)
Ball Corp.	12,644	$1,036,176
International Paper Co.	42,000	2,015,160

		$3,051,336

Distributors — 0.2%
Genuine Parts Co.	188,424	$18,927,191

		$18,927,191

Security	Shares	Value
Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$513,490

		$513,490

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class A(2)	453	$97,947,660
Berkshire Hathaway, Inc., Class B(2)	1,135,868	164,098,850

		$262,046,510

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	585,553	$23,779,307
CenturyLink, Inc.	5,086	139,509
Deutsche Telekom AG ADR	50,092	841,045
Frontier Communications Corp.	13,417	55,815
Verizon Communications, Inc.	367,079	19,080,766
Windstream Holdings, Inc.	11,811	118,701

		$44,015,143

Electric Utilities — 0.2%
Duke Energy Corp.	47,098	$3,769,724
Exelon Corp.	8,420	280,302
NextEra Energy, Inc.	101,729	12,443,491
Southern Co. (The)	104,092	5,339,920

		$21,833,437

Electrical Equipment — 1.2%
Acuity Brands, Inc.	11,121	$2,942,617
AMETEK, Inc.	58,946	2,816,440
Eaton Corp. PLC	92,083	6,050,774
Emerson Electric Co.	2,022,752	110,260,211
Rockwell Automation, Inc.	122,921	15,038,155
SolarCity Corp.(2)	7,671	150,045

		$137,258,242

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$35,241,291
Keysight Technologies, Inc.(2)	2,442	77,387
Knowles Corp.(2)	8,001	112,414
TE Connectivity, Ltd.	12,687	816,789

		$36,247,881

Energy Equipment & Services — 1.2%
Halliburton Co.	908,346	$40,766,569
National Oilwell Varco, Inc.	4,581	168,306
Schlumberger, Ltd.	1,206,556	94,883,564
Transocean, Ltd.(2)	2,884	30,743

		$135,849,182

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	10,718	$1,214,671
Communications Sales & Leasing, Inc.	14,173	445,174
Host Hotels & Resorts, Inc.	3,140	48,890
ProLogis, Inc.	2,000	107,080
Simon Property Group, Inc.	18,096	3,746,053
Weyerhaeuser Co.	1,200	38,328

		$5,600,196

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	877,027	$133,755,388
CVS Health Corp.	1,162,492	103,450,163
Kroger Co. (The)	147,263	4,370,766

Security	Shares	Value
Sprouts Farmers Market, Inc.(2)	1,624,547	$33,546,895
Sysco Corp.	378,674	18,558,813
Wal-Mart Stores, Inc.	1,229,731	88,688,200
Walgreens Boots Alliance, Inc.	299,958	24,182,614

		$406,552,839

Food Products — 1.6%
Archer-Daniels-Midland Co.	170,413	$7,186,316
Campbell Soup Co.	19,915	1,089,350
ConAgra Foods, Inc.	219,407	10,336,264
Flowers Foods, Inc.	147,169	2,225,195
General Mills, Inc.	15,587	995,697
Hain Celestial Group, Inc. (The)(2)	7,590	270,052
Hershey Co. (The)	517,723	49,494,319
JM Smucker Co. (The)	12,692	1,720,274
Kellogg Co.	62,358	4,830,874
Kraft Heinz Co. (The)	7,111	636,506
McCormick & Co., Inc.	48,579	4,854,014
Mondelez International, Inc., Class A	286,521	12,578,272
Nestle SA	1,169,932	92,382,584

		$188,599,717

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,588,445	$67,175,339
Bard (C.R.), Inc.	25,000	5,607,000
Baxter International, Inc.	230,275	10,961,090
Becton, Dickinson and Co.	75,652	13,596,934
Boston Scientific Corp.(2)	26,487	630,390
Danaher Corp.	53,353	4,182,341
DexCom, Inc.(2)(3)	25,000	2,191,500
DexCom, Inc.(2)	44,542	3,904,552
Halyard Health, Inc.(2)	2,456	85,125
Intuitive Surgical, Inc.(2)	22,100	16,018,743
Medtronic PLC	528,682	45,678,125
St. Jude Medical, Inc.	98,138	7,827,487
Stryker Corp.	242,583	28,239,087
Zimmer Biomet Holdings, Inc.	133,186	17,316,844

		$223,414,557

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.(2)	32,000	$1,585,600
Aetna, Inc.	17,840	2,059,628
AmerisourceBergen Corp.	73,743	5,956,959
Anthem, Inc.	54,347	6,810,223
Cardinal Health, Inc.	164,841	12,808,146
Cigna Corp.	1,464	190,788
DaVita, Inc.(2)	169,352	11,189,087
Express Scripts Holding Co.(2)	280,858	19,808,915
HCA Holdings, Inc.(2)	145,114	10,974,972
Henry Schein, Inc.(2)	12,854	2,094,945
Humana, Inc.	482	85,261
McKesson Corp.	3,784	630,982
PharMerica Corp.(2)	1,805	50,666
UnitedHealth Group, Inc.	61,085	8,551,900

		$82,798,072

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$88,920

		$88,920

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.(2)	659	$279,086
Marriott International, Inc., Class A	1,283,436	86,413,746
Marriott International, Inc., Class A(3)	200,000	13,409,443
McDonald’s Corp.	406,193	46,858,424
Starbucks Corp.	3,552,377	192,325,691
Yum! Brands, Inc.	290,179	26,351,155

		$365,637,545

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$43,941
Harman International Industries, Inc.	26,105	2,204,567
Newell Brands, Inc.(3)	346,781	18,248,704
Tempur Sealy International, Inc.(2)	65,198	3,699,335

		$24,196,547

Household Products — 1.8%
Colgate-Palmolive Co.	1,210,418	$89,740,391
Kimberly-Clark Corp.	25,068	3,162,078
Procter & Gamble Co. (The)	1,357,970	121,877,807

		$214,780,276

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$22,230

		$22,230

Industrial Conglomerates — 2.6%
3M Co.	796,707	$140,403,675
Carlisle Cos., Inc.	24,148	2,476,860
General Electric Co.	4,260,978	126,210,168
Honeywell International, Inc.	332,302	38,743,090

		$307,833,793

Insurance — 0.9%
Aegon NV ADR	192,110	$741,545
Aflac, Inc.	218,366	15,693,964
Alleghany Corp.(2)	3,985	2,092,205
Allstate Corp. (The)	583	40,332
American International Group, Inc.	19,834	1,176,950
Aon PLC	71,399	8,031,673
Arthur J. Gallagher & Co.	89,790	4,567,617
Chubb, Ltd.	2,922	367,149
Cincinnati Financial Corp.	141,081	10,640,329
Hartford Financial Services Group, Inc.	5,762	246,729
Markel Corp.(2)	6,362	5,908,835
Marsh & McLennan Cos., Inc.	79,454	5,343,281
Progressive Corp.	1,230,644	38,765,286
Prudential Financial, Inc.	18,767	1,532,326
Torchmark Corp.	78,790	5,033,893
Travelers Companies, Inc. (The)	89,766	10,282,695
Willis Towers Watson PLC	104	13,808

		$110,478,617

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(2)	335,023	$280,518,108
Expedia, Inc.	2,575	300,554
Netflix, Inc.(2)	63,000	6,208,650
Priceline Group, Inc. (The)(2)	43,961	64,688,172
Wayfair, Inc.(2)	23,387	920,746

		$352,636,230

Security	Shares	Value
Internet Software & Services — 7.6%
Akamai Technologies, Inc.(2)	225,000	$11,922,750
Alibaba Group Holding, Ltd. ADR(2)	186,157	19,693,549
Alphabet, Inc., Class A(2)	284,397	228,672,252
Alphabet, Inc., Class C(2)	312,433	242,851,047
Baidu, Inc. ADR(2)	20,000	3,641,400
eBay, Inc.(2)	1,280,740	42,136,346
Facebook, Inc., Class A(2)	2,519,465	323,171,775
IAC/InterActiveCorp	17,583	1,098,410
LinkedIn Corp., Class A(2)	8,637	1,650,703
Pandora Media, Inc.(2)	37,000	530,210
Twitter, Inc.(2)	681,431	15,706,985
VeriSign, Inc.(2)	17,631	1,379,449
Yahoo! Inc.(2)	144,071	6,209,460

		$898,664,336

IT Services — 2.4%
Accenture PLC, Class A	636,672	$77,782,218
Alliance Data Systems Corp.(2)	686	147,168
Automatic Data Processing, Inc.	118,618	10,462,108
Broadridge Financial Solutions, Inc.	16,037	1,087,148
Cognizant Technology Solutions Corp., Class A(2)	3,510	167,462
Fidelity National Information Services, Inc.	67,117	5,170,023
Fiserv, Inc.(2)	47,012	4,676,284
International Business Machines Corp.	379,182	60,233,061
MasterCard, Inc., Class A	31,626	3,218,578
Paychex, Inc.	695,192	40,230,761
PayPal Holdings, Inc.(2)	686,719	28,134,877
Sabre Corp.	2,290	64,532
Square, Inc., Class A(2)	96,040	1,119,826
Total System Services, Inc.	19,913	938,898
Visa, Inc., Class A	582,335	48,159,104
Western Union Co.	60,362	1,256,737

		$282,848,785

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$802,601
Polaris Industries, Inc.	4,104	317,814

		$1,120,415

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	644,279	$30,339,098
Illumina, Inc.(2)	10,000	1,816,600
Thermo Fisher Scientific, Inc.	20,426	3,248,960

		$35,404,658

Machinery — 1.9%
Caterpillar, Inc.	138,411	$12,286,745
Deere & Co.	444,636	37,949,683
Donaldson Co., Inc.	89,373	3,336,294
Dover Corp.	325,614	23,978,215
Fortive Corp.	26,676	1,357,808
Illinois Tool Works, Inc.	1,036,897	124,261,737
Ingersoll-Rand PLC	2,232	151,642
Manitowoc Co., Inc. (The)	45,741	219,099
Manitowoc Foodservice, Inc.(2)	45,741	741,919
PACCAR, Inc.	171,748	10,095,348
Parker-Hannifin Corp.	16,957	2,128,612
Pentair PLC	4	257

Security	Shares	Value
Snap-on, Inc.	15,151	$2,302,346
WABCO Holdings, Inc.(2)	3,080	349,672
Wabtec Corp.	12,082	986,495

		$220,145,872

Media — 3.1%
CBS Corp., Class B	139,625	$7,643,072
Comcast Corp., Class A	1,622,937	107,665,641
Discovery Communications, Inc., Class A(2)	6,930	186,556
Discovery Communications, Inc., Class C(2)	207	5,446
Liberty Braves Group, Series A(2)	1,236	21,568
Liberty Braves Group, Series C(2)	2,473	42,981
Liberty Broadband Corp., Series A(2)	3,091	216,865
Liberty Broadband Corp., Series C(2)	6,183	441,961
Liberty Global PLC, Class A(2)	8,854	302,630
Liberty Global PLC, Class C(2)	27,614	912,367
Liberty Global PLC LiLAC, Class A(2)	1,546	42,654
Liberty Global PLC LiLAC, Class C(2)	4,825	135,341
Liberty Media Group, Series A(2)	3,091	88,557
Liberty Media Group, Series C(2)	6,183	173,990
Liberty SiriusXM Group, Series A(2)	12,367	420,231
Liberty SiriusXM Group, Series C(2)	24,734	826,363
News Corp., Class A	24	335
Omnicom Group, Inc.	148,152	12,592,920
TEGNA, Inc.	1,201	26,254
Time Warner, Inc.	353,375	28,132,184
Time, Inc.	109	1,578
Twenty-First Century Fox, Inc., Class A	5,783	140,064
Viacom, Inc., Class B	133,554	5,088,407
Walt Disney Co. (The)	2,162,340	200,794,892

		$365,902,857

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$534,986
Cliffs Natural Resources, Inc.(2)	527,743	3,087,297
Freeport-McMoRan, Inc.	498	5,408
Glencore PLC(2)	598,405	1,638,535
Lonmin PLC(2)	64	166
Nucor Corp.	235,636	11,652,200

		$16,918,592

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$58,885
Dominion Resources, Inc.	4,100	304,507
DTE Energy Co.	52,668	4,933,412
Sempra Energy	3,787	405,928

		$5,702,732

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)(3)	105,998	$8,366,422
Dollar Tree, Inc.(2)	32,106	2,534,126
Nordstrom, Inc.	6,000	311,280
Target Corp.	173,907	11,943,933

		$23,155,761

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	797,255	$50,514,077
Antero Resources Corp.(2)	1,098,197	29,596,409
Antero Resources Corp.(2)(3)	535,000	14,418,250
Apache Corp.	231,072	14,758,569

Security	Shares	Value
California Resources Corp.(2)	275	$3,437
Cheniere Energy, Inc.(2)	342,305	14,924,498
Cheniere Energy, Inc.(2)(3)	300,000	13,070,844
Chesapeake Energy Corp.(2)	288	1,806
Chevron Corp.	704,177	72,473,897
Concho Resources, Inc.(2)	40,000	5,494,000
ConocoPhillips	303,191	13,179,713
Devon Energy Corp.	1,380,333	60,886,489
EOG Resources, Inc.	437,793	42,338,961
Exxon Mobil Corp.	3,282,008	286,453,658
Hess Corp.	39,579	2,122,226
Kinder Morgan, Inc.	5,815	134,501
Marathon Oil Corp.	170,827	2,700,775
Marathon Petroleum Corp.	160,826	6,527,927
Murphy Oil Corp.	145,312	4,417,485
Occidental Petroleum Corp.	12,864	938,043
Phillips 66	182,207	14,676,774
Pioneer Natural Resources Co.	8,224	1,526,786
Range Resources Corp.	4,900	189,875
Royal Dutch Shell PLC, Class A ADR	70,142	3,512,010
Southwestern Energy Co.(2)	730	10,103
Williams Cos., Inc.	4,625	142,126
WPX Energy, Inc.(2)	666	8,784

		$655,022,023

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	41,122	$3,641,764
Unilever NV - NY Shares	12,000	553,200

		$4,194,964

Pharmaceuticals — 6.6%
Allergan PLC(2)	135,494	$31,205,623
Bristol-Myers Squibb Co.	2,212,052	119,273,844
Catalent, Inc.(2)	45,943	1,187,167
Eli Lilly & Co.	1,307,469	104,937,462
GlaxoSmithKline PLC ADR	1,468	63,315
Johnson & Johnson	1,973,234	233,098,132
Mallinckrodt PLC(2)	14,665	1,023,324
Merck & Co., Inc.	1,291,003	80,571,497
Novartis AG ADR	111,303	8,788,485
Novo Nordisk A/S ADR	1,266,821	52,687,085
Pfizer, Inc.	1,531,166	51,860,592
Roche Holding AG ADR	35,808	1,108,974
Sanofi ADR	5,100	194,769
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	76,923,475
Zoetis, Inc.	361,174	18,784,660

		$781,708,404

Professional Services — 0.1%
Equifax, Inc.	12,654	$1,702,975
Nielsen Holdings PLC	72,356	3,876,111
On Assignment, Inc.(2)(3)	105,500	3,828,595
On Assignment, Inc.(2)(3)	23,537	853,731
Verisk Analytics, Inc.(2)	46,792	3,803,254

		$14,064,666

Road & Rail — 0.4%
CSX Corp.	32,090	$978,745
Kansas City Southern	7,000	653,240

Security	Shares	Value
Norfolk Southern Corp.	174,137	$16,901,737
Union Pacific Corp.	303,149	29,566,122

		$48,099,844

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	599,209	$38,619,020
Applied Materials, Inc.	100,000	3,015,000
Broadcom, Ltd.	50,933	8,786,961
Cypress Semiconductor Corp.	108,454	1,318,801
Intel Corp.	6,794,467	256,491,129
Linear Technology Corp.	50,000	2,964,500
Marvell Technology Group, Ltd.	95,391	1,265,839
Microchip Technology, Inc.	126,530	7,862,574
NVIDIA Corp.	379,126	25,977,714
QUALCOMM, Inc.	2,061,439	141,208,571
Texas Instruments, Inc.	1,022,722	71,774,630
Xilinx, Inc.	90,186	4,900,707

		$564,185,446

Software — 4.0%
Activision Blizzard, Inc.	218,092	$9,661,476
Adobe Systems, Inc.(2)	482,710	52,393,343
Autodesk, Inc.(2)	1,200	86,796
CA, Inc.	7,339	242,774
Cadence Design Systems, Inc.(2)	344,974	8,807,186
CDK Global, Inc.	3	172
Check Point Software Technologies, Ltd.(2)	150,000	11,641,500
Citrix Systems, Inc.(2)	5,976	509,275
Dell Technologies, Inc., Class V(2)	156	7,457
FireEye, Inc.(2)	82,732	1,218,642
Fortinet, Inc.(2)	20,000	738,600
Infoblox, Inc.(2)	41,046	1,082,383
Intuit, Inc.	13,739	1,511,427
Manhattan Associates, Inc.(2)	52,364	3,017,214
Microsoft Corp.	3,217,924	185,352,422
Oracle Corp.	4,000,674	157,146,475
Paycom Software, Inc.(2)	120,000	6,015,600
salesforce.com, inc.(2)	20,351	1,451,637
ServiceNow, Inc.(2)	170,239	13,474,417
Splunk, Inc.(2)	100,000	5,868,000
Symantec Corp.	72,900	1,829,790
Synopsys, Inc.(2)	5,660	335,921
Tableau Software, Inc., Class A(2)	13,699	757,144
Workday, Inc., Class A(2)	68,726	6,301,487

		$469,451,138

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	62,547	$9,327,009
Advance Auto Parts, Inc.(3)	16,346	2,435,809
AutoNation, Inc.(2)	5,972	290,896
Bed Bath & Beyond, Inc.	7,000	301,770
Best Buy Co., Inc.	133,011	5,078,360
Dick’s Sporting Goods, Inc.	35,000	1,985,200
Gap, Inc. (The)	89,138	1,982,429
GNC Holdings, Inc., Class A	900	18,378
Home Depot, Inc. (The)	682,193	87,784,595
L Brands, Inc.	41,877	2,963,635
Lowe’s Companies, Inc.	401,496	28,992,026

Security	Shares	Value
Ross Stores, Inc.	166,083	$10,679,137
Ross Stores, Inc.(3)	42,798	2,751,315
Signet Jewelers, Ltd.	65,332	4,869,194
Staples, Inc.	144,626	1,236,552
Tiffany & Co.	600	43,578
TJX Cos., Inc. (The)	2,026,218	151,520,582
Tractor Supply Co.	93,481	6,295,946
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	67,767	16,127,191

		$334,683,602

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	3,403,347	$384,748,378
Hewlett Packard Enterprise Co.	31,477	716,102
HP, Inc.	31,477	488,838
NetApp, Inc.	414,967	14,864,118

		$400,817,436

Textiles, Apparel & Luxury Goods — 2.1%
Hanesbrands, Inc.	1,012,238	$25,559,010
Luxottica Group SpA ADR	20,606	985,379
NIKE, Inc., Class B	4,143,910	218,176,861
VF Corp.	36,058	2,021,051

		$246,742,301

Tobacco — 0.5%
Altria Group, Inc.	176,327	$11,149,156
Philip Morris International, Inc.	443,615	43,128,251
Reynolds American, Inc.	6,462	304,683

		$54,582,090

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$27,617
United Rentals, Inc.(2)	2,000	156,980

		$184,597

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	346,647	$3,965,642
Sprint Corp.(2)	1	6
Vodafone Group PLC ADR	95,700	2,789,655

		$6,755,303

Total Common Stocks (identified cost $6,377,427,721)		$11,525,106,402

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$1,865

Total Rights (identified cost $16,441)		$1,865

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(4)	$231,865	$231,864,700

Total Short-Term Investments (identified cost $231,864,700)		$231,864,700

Total Investments — 99.8% (identified cost $6,609,308,862)		$11,756,972,967

Other Assets, Less Liabilities — 0.2%		$19,551,658

Net Assets — 100.0%		$11,776,524,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $734,207.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,251,944,900

Gross unrealized appreciation	$9,506,970,585
Gross unrealized depreciation	(1,942,518)

Net unrealized appreciation	$9,505,028,067

At September 30, 2016, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,435,809
Antero Resources Corp.	12/17/15	12/17/16	535,000	10,439,324	14,418,250
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	13,070,844
DexCom, Inc.	12/17/15	12/17/16	25,000	2,050,090	2,191,500
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	8,366,422
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	13,409,443
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	18,248,704
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	3,828,595
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	853,731
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,751,315

Total Restricted Securities				$72,844,179	$79,574,613

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,718,007,687	$36,845,271		$—	$1,754,852,958
Consumer Staples	1,117,412,117	92,382,584		—	1,209,794,701
Energy	777,800,361	13,070,844		—	790,871,205
Financials	1,805,546,978	17,591,406		—	1,823,138,384
Health Care	1,636,870,367	—		—	1,636,870,367
Industrials	1,217,209,260	853,731		—	1,218,062,991
Information Technology	2,775,431,921	—		—	2,775,431,921
Materials	230,516,133	1,638,701		—	232,154,834
Real Estate	5,600,196	—		—	5,600,196
Telecommunication Services	50,770,446	—		—	50,770,446
Utilities	27,558,399	—		—	27,558,399
Total Common Stocks	$11,362,723,865	$162,382,537	*	$—	$11,525,106,402
Rights	$1,865	$—		$—	$1,865
Short-Term Investments	—	231,864,700		—	231,864,700
Total Investments	$11,362,725,730	$394,247,237		$—	$11,756,972,967

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Commodity Strategy Fund

September 30, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 99.7%

U.S. Treasury Obligations — 86.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/10/16(1)	$4,500	$4,499,105
U.S. Treasury Bill, 0.00%, 12/8/16	14,350	14,345,652
U.S. Treasury Bill, 0.00%, 2/2/17	12,500	12,486,550
U.S. Treasury Bill, 0.00%, 3/2/17	6,000	5,991,090
U.S. Treasury Bill, 0.00%, 3/30/17(1)	11,600	11,575,338
U.S. Treasury Bill, 0.00%, 4/27/17	14,500	14,462,402
U.S. Treasury Bill, 0.00%, 5/25/17	8,000	7,976,880
U.S. Treasury Bill, 0.00%, 7/20/17(1)	6,360	6,332,143
U.S. Treasury Bill, 0.00%, 8/17/17	49,340	49,101,934

Total U.S. Treasury Obligations (identified cost $126,721,036)		$126,771,094

Other — 13.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(2)	$19,115	$19,115,496

Total Other (identified cost $19,115,496)		$19,115,496

Total Short-Term Investments (identified cost $145,836,532)		$145,886,590

Total Investments — 99.7% (identified cost $145,836,532)		$145,886,590

Other Assets, Less Liabilities — 0.3%		$512,090

Net Assets — 100.0%		$146,398,680

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $49,578.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	55	Long	Jan-17	$2,617,640	$2,791,250	$173,610
Cocoa	90	Long	Dec-16	2,713,780	2,484,900	(228,880)
Coffee	92	Long	Dec-16	5,012,738	5,228,475	215,737
Copper	96	Long	Dec-16	5,186,250	5,305,200	118,950

1

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Corn	313	Long	Dec-16	$5,536,950	$5,270,138	$(266,812)
Cotton No.2	73	Long	Dec-16	2,263,540	2,484,920	221,380
Feeder Cattle	21	Long	Jan-17	1,310,313	1,226,663	(83,650)
Gold	77	Long	Dec-16	9,694,760	10,141,670	446,910
Hard Red Winter Wheat	61	Long	Dec-16	1,312,350	1,267,275	(45,075)
Lean Hogs	134	Long	Dec-16	2,952,760	2,357,060	(595,700)
Live Cattle	123	Long	Dec-16	5,620,680	4,926,150	(694,530)
LME Copper	42	Long	Oct-16	4,991,700	5,095,650	103,950
LME Copper	42	Long	Nov-16	5,085,250	5,103,000	17,750
LME Copper	44	Long	Dec-16	5,097,400	5,353,700	256,300
LME Copper	42	Short	Oct-16	(5,090,338)	(5,095,650)	(5,312)
LME Copper	42	Short	Nov-16	(4,859,400)	(5,103,000)	(243,600)
LME Lead	54	Long	Oct-16	2,463,750	2,857,613	393,863
LME Lead	54	Long	Nov-16	2,438,100	2,862,000	423,900
LME Lead	52	Long	Dec-16	2,526,225	2,760,550	234,325
LME Lead	54	Short	Oct-16	(2,432,700)	(2,857,613)	(424,913)
LME Lead	54	Short	Nov-16	(2,619,000)	(2,862,000)	(243,000)
LME Nickel	85	Long	Oct-16	5,044,410	5,373,360	328,950
LME Nickel	81	Long	Nov-16	5,182,632	5,128,272	(54,360)
LME Nickel	84	Long	Dec-16	5,118,120	5,328,288	210,168
LME Nickel	85	Short	Oct-16	(5,444,346)	(5,373,360)	70,986
LME Nickel	81	Short	Nov-16	(4,925,124)	(5,128,272)	(203,148)
LME Primary Aluminum	238	Long	Oct-16	9,833,863	9,905,263	71,400
LME Primary Aluminum	240	Long	Nov-16	9,864,000	10,012,500	148,500
LME Primary Aluminum	258	Long	Dec-16	10,261,950	10,800,525	538,575
LME Primary Aluminum	238	Short	Oct-16	(9,755,025)	(9,905,263)	(150,238)
LME Primary Aluminum	240	Short	Nov-16	(9,510,000)	(10,012,500)	(502,500)
LME Tin	14	Long	Oct-16	1,253,700	1,410,500	156,800
LME Tin	14	Long	Nov-16	1,256,500	1,406,300	149,800
LME Tin	13	Long	Dec-16	1,256,775	1,303,250	46,475
LME Tin	14	Short	Oct-16	(1,256,500)	(1,410,500)	(154,000)
LME Tin	14	Short	Nov-16	(1,353,520)	(1,406,300)	(52,780)
LME Zinc	94	Long	Oct-16	4,924,778	5,571,850	647,072
LME Zinc	88	Long	Nov-16	5,004,431	5,225,550	221,119
LME Zinc	88	Long	Dec-16	5,117,200	5,234,350	117,150
LME Zinc	94	Short	Oct-16	(5,338,975)	(5,571,850)	(232,875)
LME Zinc	88	Short	Nov-16	(5,110,600)	(5,225,550)	(114,950)
Low Sulphur Gasoil	122	Long	Dec-16	5,087,400	5,468,650	381,250
Natural Gas	308	Long	Jan-17	8,706,040	10,065,440	1,359,400
NY Harbor ULSD	85	Long	Dec-16	5,145,743	5,527,431	381,688
Palladium	38	Long	Dec-16	2,707,710	2,741,700	33,990
Platinum	48	Long	Jan-17	2,636,770	2,482,800	(153,970)
RBOB Gasoline	188	Long	Dec-16	10,238,231	11,327,602	1,089,371
Silver	107	Long	Dec-16	10,766,020	10,279,490	(486,530)
Soybean	110	Long	Jan-17	5,259,600	5,275,875	16,275
Soybean Meal	86	Long	Jan-17	2,634,850	2,581,720	(53,130)
Soybean Oil	257	Long	Jan-17	5,127,318	5,191,914	64,596
Sugar No.11	223	Long	Mar-17	4,874,912	5,744,480	869,568
Wheat	132	Long	Dec-16	2,938,513	2,653,200	(285,313)
WTI Crude Oil	57	Long	Dec-16	2,596,980	2,782,740	185,760

						$4,420,302

Abbreviations:

LME	-	London Metal Exchange

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

2

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2016 were $28,512,413 or 19.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $9,695,568 and $5,275,266, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,689,164

Gross unrealized appreciation	$43,711
Gross unrealized depreciation	(35,367,279)

Net unrealized depreciation	$(35,323,568)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$126,771,094	$—	$126,771,094
Other	—	19,115,496	—	19,115,496
Total Investments	$—	$145,886,590	$—	$145,886,590
Futures Contracts	$9,695,568	$—	$—	$9,695,568
Total	$9,695,568	$145,886,590	$—	$155,582,158

Liability Description
Futures Contracts	$(5,275,266)	$—	$—	$(5,275,266)
Total	$(5,275,266)	$—	$—	$(5,275,266)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016